Ell

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 29.2%
	ADVERTISING & MARKETING - 0.3%
210	AppLovin Corporation, Class A(a)	$ 141,502

	AEROSPACE & DEFENSE - 0.1%
60	Axon Enterprise, Inc.(a)	34,076

	ASSET MANAGEMENT - 0.9%
385	Ares Management Corporation, Class A	62,228
6,966	Invesco Ltd.	182,997
1,662	Robinhood Markets, Inc., Class A(a)	187,972
		433,197
	AUTOMOTIVE - 0.7%
4,167	General Motors Company	338,860

	BANKING - 1.2%
6,450	Huntington Bancshares Inc	111,908
550	M&T Bank Corporation	110,814
4,606	Regions Financial Corporation	124,823
582	Royal Bank of Canada	99,225
2,364	US Bancorp	126,142
		572,912
	BIOTECH & PHARMA - 0.2%
1,918	Exelixis, Inc.(a)	84,066

	CABLE & SATELLITE - 0.1%
262	Charter Communications, Inc., Class A(a)	54,693

	CHEMICALS - 0.2%
1,020	CF Industries Holdings, Inc.	78,887

	COMMERCIAL SUPPORT SERVICES - 0.4%
853	Republic Services, Inc.	180,776

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	CONTAINERS & PACKAGING - 0.4%
961	Packaging Corporation of America	$ 198,187

	ENGINEERING & CONSTRUCTION - 0.6%
149	Comfort Systems USA, Inc.	139,060
143	EMCOR Group, Inc.	87,486
211	Quanta Services, Inc.	89,055
		315,601
	ENTERTAINMENT CONTENT - 1.1%
6,526	Fox Corporation, Class A	476,855
949	ROBLOX Corporation, Class A(a)	76,897
		553,752
	FOOD - 0.1%
1,755	Pilgrim's Pride Corporation	68,427

	HEALTH CARE FACILITIES & SERVICES - 2.3%
1,299	Cardinal Health, Inc.	266,945
995	Cencora, Inc.	336,060
1,550	CVS Health Corporation	123,008
441	DaVita, Inc.(a)	50,102
268	HCA Healthcare, Inc.	125,118
523	Tenet Healthcare Corporation(a)	103,931
592	Universal Health Services, Inc., Class B	129,068
		1,134,232
	HEALTH CARE REIT - 0.7%
1,723	Welltower, Inc.	319,806

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
2,832	Bank of New York Mellon Corporation (The)	328,766
774	CME Group, Inc.	211,364
255	Coinbase Global, Inc., Class A(a)	57,666
863	Houlihan Lokey, Inc.	150,326
1,530	Interactive Brokers Group, Inc., Class A	98,394
1,185	Intercontinental Exchange, Inc.	191,923
2,458	Nasdaq, Inc.	238,746

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.1% (Continued)
1,771	Northern Trust Corporation	$ 241,901
		1,519,086
	INSURANCE - 4.0%
928	Allstate Corporation (The)	193,162
1,157	Arch Capital Group Ltd.(a)	110,979
392	Chubb Ltd.	122,351
752	Cincinnati Financial Corporation	122,817
1,527	Equitable Holdings, Inc.	72,762
843	Globe Life, Inc.	117,902
977	Hartford Insurance Group, Inc. (The)	134,631
1,257	Loews Corporation	132,375
3,656	MetLife, Inc.	288,604
1,408	Progressive Corporation (The)	320,629
933	Prudential Financial, Inc.	105,317
442	Travelers Companies, Inc. (The)	128,207
1,830	W R Berkley Corporation	128,320
		1,978,056
	INTERNET MEDIA & SERVICES - 0.4%
756	VeriSign, Inc.	183,670

	LEISURE FACILITIES & SERVICES - 0.9%
8,598	Carnival Corporation	262,584
4,160	Norwegian Cruise Line Holdings Ltd.(a)	92,851
301	Royal Caribbean Cruises Ltd.	83,955
		439,390
	MEDICAL EQUIPMENT & DEVICES - 0.6%
1,600	Abbott Laboratories	200,464
1,212	Globus Medical, Inc., Class A(a)	105,820
		306,284
	METALS & MINING - 2.1%
1,487	Agnico Eagle Mines Ltd.	252,091
3,777	Barrick Mining Corporation	164,488
7,731	Kinross Gold Corporation	217,705

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	METALS & MINING - 2.1% (Continued)
3,828	Newmont Corporation	$ 382,226
		1,016,510
	OIL & GAS PRODUCERS - 0.9%
7,871	Kinder Morgan, Inc.	216,374
3,863	Williams Companies, Inc. (The)	232,205
		448,579
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
4,423	TechnipFMC plc	197,089

	RETAIL - CONSUMER STAPLES - 0.7%
984	Sprouts Farmers Market, Inc.(a)	78,395
2,365	Walmart, Inc.	263,485
		341,880
	RETAIL - DISCRETIONARY - 0.4%
276	Carvana Company(a)	116,477
241	Lithia Motors, Inc., Class A	80,092
		196,569
	SEMICONDUCTORS - 0.2%
159	Broadcom, Inc.	55,030
240	NVIDIA Corporation	44,760
		99,790
	SOFTWARE - 0.7%
520	Cloudflare, Inc., Class A(a)	102,518
190	Duolingo, Inc.(a)	33,345
765	Palantir Technologies, Inc., Class A(a)	135,978
1,024	Samsara, Inc., Class A(a)	36,301
160	ServiceNow, Inc.(a)	24,510
131	Zscaler, Inc.(a)	29,465
		362,117
	SPECIALTY FINANCE - 1.0%
921	Capital One Financial Corporation	223,213
15,327	Federal Home Loan Mortgage Corporation(a)	155,416
1,611	Synchrony Financial	134,406
		513,035

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	TECHNOLOGY HARDWARE - 1.2%
292	Arista Networks, Inc.(a)	$ 38,261
3,220	Cisco Systems, Inc.	248,036
4,949	Hewlett Packard Enterprise Company	118,875
465	Motorola Solutions, Inc.	178,244
		583,416
	TECHNOLOGY SERVICES - 0.4%
742	Automatic Data Processing, Inc.	190,865

	TELECOMMUNICATIONS - 0.8%
11,481	AT&T, Inc.	285,188
2,509	Verizon Communications, Inc.	102,192
		387,380
	TRANSPORTATION & LOGISTICS - 1.3%
3,973	Delta Air Lines, Inc.	275,726
3,050	United Airlines Holdings, Inc.(a)	341,051
		616,777
	TRANSPORTATION EQUIPMENT - 0.5%
1,124	Westinghouse Air Brake Technologies Corporation	239,918

	WHOLESALE - CONSUMER STAPLES - 0.3%
915	Performance Food Group Company(a)	82,277
1,044	US Foods Holding Corporation(a)	78,634
		160,911

	TOTAL COMMON STOCKS (Cost $12,008,353)	14,290,296

	EXCHANGE-TRADED FUNDS — 33.8%
	EQUITY - 23.4%
2,252	Global X MSCI Greece ETF	148,429
2,308	Invesco NASDAQ 100 ETF	583,739
950	Invesco QQQ Trust Series 1 ETF	583,595
18,541	Invesco S&P 500 BuyWrite ETF	423,285
17,209	Invesco S&P 500 Pure Value ETF	1,778,723

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.8% (Continued)
	EQUITY - 23.4% (Continued)
3,721	iShares China Large-Cap ETF	$ 142,477
18,493	iShares Mortgage Real Estate ETF	410,175
22,763	iShares MSCI Australia ETF	596,164
3,962	iShares MSCI Austria ETF	140,532
4,377	iShares MSCI Brazil ETF	139,057
3,886	iShares MSCI Chile ETF	156,994
2,934	iShares MSCI France ETF	132,001
3,196	iShares MSCI Germany ETF	135,830
2,689	iShares MSCI India ETF	145,340
7,879	iShares MSCI Indonesia ETF	147,337
2,470	iShares MSCI Italy ETF	134,195
5,566	iShares MSCI Malaysia ETF	152,286
2,150	iShares MSCI Mexico ETF	149,060
2,248	iShares MSCI Netherlands ETF	128,203
2,282	iShares MSCI Peru and Global Exposure ETF	165,103
4,318	iShares MSCI Poland ETF	151,950
2,204	iShares MSCI South Africa ETF	151,635
1,619	iShares MSCI South Korea ETF	157,399
2,531	iShares MSCI Spain ETF	136,446
2,729	iShares MSCI Sweden ETF	134,349
2,262	iShares MSCI Switzerland ETF	135,630
2,280	iShares MSCI Taiwan ETF	144,848
2,492	iShares MSCI Thailand ETF	148,698
3,973	iShares MSCI Turkey ETF	136,751
3,030	iShares MSCI United Kingdom ETF	133,259
8,407	iShares Russell 1000 Value ETF	1,768,329
9,030	JPMorgan BetaBuilders Japan ETF	595,167
9,685	SPDR S&P International Dividend ETF	425,513
4,430	Vanguard Global ex-U.S. Real Estate ETF	203,071
2,913	Vanguard High Dividend Yield ETF	418,074
2,319	Vanguard Real Estate ETF	205,208
		11,438,852
	FIXED INCOME - 10.4%
6,882	FlexShares High Yield Value-Scored Bond Index Fund	280,338

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 33.8% (Continued)
	FIXED INCOME - 10.4% (Continued)
20,252	Invesco Senior Loan ETF			$ 425,293
6,556	iShares 0-5 Year High Yield Corporate Bond ETF			281,056
3,480	iShares 1-3 Year Treasury Bond ETF			288,214
2,216	iShares 1-5 Year Investment Grade Corporate Bond			117,182
2,404	iShares 3-7 Year Treasury Bond ETF			286,917
2,965	iShares 7-10 Year Treasury Bond ETF			285,114
10,245	iShares Fallen Angels USD Bond ETF			279,689
1,052	iShares iBoxx $ Investment Grade Corporate Bond ETF			115,920
10,497	iShares J.P. Morgan EM High Yield Bond ETF			423,764
4,380	iShares J.P. Morgan USD Emerging Markets Bond ETF			421,706
1,095	iShares National Muni Bond ETF			117,285
13,689	iShares Preferred and Income Securities ETF			423,811
6,119	iShares US & Intl High Yield Corp Bond ETF			282,269
4,373	Schwab US TIPS ETF			115,841
4,678	SPDR Bloomberg Convertible Securities ETF			417,278
2,892	SPDR Bloomberg High Yield Bond ETF			281,131
3,014	SPDR FTSE International Government			118,721
3,816	State Street SPDR Bloomberg Investment Grade			117,266
				5,078,795

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,562,807)			16,517,647

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.9%
	U.S. TREASURY BILLS — 14.9%
1,700,000	United States Treasury Bill(b)	0.0000	01/02/26	1,700,000
1,800,000	United States Treasury Bill(b)	3.0100	01/13/26	1,798,073
1,900,000	United States Treasury Bill(b)	3.4800	02/19/26	1,890,994
1,900,000	United States Treasury Bill(b)	3.5300	02/26/26	1,889,592
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,277,742)			7,278,659

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENT — 13.4%
	MONEY MARKET FUND - 13.4%
3,288,684	First American Treasury Obligations Fund, Class X, 3.68%(c) (e) (Cost $6,579,640)			$ 6,579,640

	TOTAL INVESTMENTS - 91.3% (Cost $41,428,542)			$ 44,666,242
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%			4,278,311
	NET ASSETS - 100.0%			$ 48,944,553

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
28	3 Month Euro Euribor Future	03/16/2026	$ 8,055,920	$ 6,349
28	3 Month Euro Euribor Future	06/15/2026	8,055,921	23,878
27	3 Month Euro Euribor Future	09/14/2026	7,766,624	(5,638)
41	3-Month CORRA Futures	3/17/2026	7,297,105	45,952
42	3-Month CORRA Futures	6/16/2026	7,472,788	52,664
41	3-Month CORRA Futures	9/16/2026	7,289,264	482
43	3-Month CORRA Futures	12/15/2026	7,637,397	11,209
10	Carbon Emissions Future(e)	12/15/2026	1,026,433	36,603
36	CBOT 2 Year US Treasury Note Future	04/01/2026	7,516,405	(6,678)
38	CBOT 5 Year US Treasury Note	04/01/2026	4,153,578	(22,047)
5	CBOT Soybean Future(e)	03/16/2026	261,875	(26,013)
39	CME Australian Dollar Currency Future	03/17/2026	2,602,470	1,751
103	CME Brazilian Real Currency Future	02/02/2026	1,862,240	19,265
31	CME British Pound Currency Future	03/17/2026	2,607,488	9,169
22	CME Canadian Dollar Currency Future	03/18/2026	1,608,640	(3,475)
1	CME E Mini Consumer Discretionary Select Sector	03/23/2026	243,210	(5,300)
2	CME E Mini Energy Select Sector Futures	03/23/2026	188,540	4,880
1	CME E Mini Financial Select Sector Futures	03/23/2026	169,758	575
1	CME E Mini Health Care Select Sector Futures	03/23/2026	157,460	1,050
1	CME E Mini Industrial Select Sector Futures	03/23/2026	157,550	(770)
1	CME E Mini Materials Select Sector Futures	03/23/2026	96,860	(950)
1	CME E Mini Technology Select Sector Futures	03/23/2026	292,530	2,670
2	CME E Mini Utilities Select Sector Futures	03/23/2026	173,440	(640)
16	CME E-Mini Standard & Poor's 500 Index Future	03/23/2026	5,514,000	11,000
17	CME Euro Foreign Exchange Currency Future	03/17/2026	2,503,250	9,513
5	CME Feeder Cattle Future(e)	01/30/2026	875,625	20,750
23	CME Lean Hogs Future(e)	02/17/2026	782,920	7,810
8	CME Live Cattle Future(e)	03/02/2026	741,120	30,630
7	CME Live Cattle Future(e)	07/01/2026	634,970	23,940
70	CME Mexican Peso Currency Future	03/17/2026	1,929,200	22,285
13	CME Norwegian Krone Currency Future	03/17/2026	2,576,600	7,880
65	CME South African Rand Currency Future	03/17/2026	1,951,625	47,125
12	CME Swedish Krona Currency Future	03/17/2026	2,614,200	16,150
16	CME Swiss Franc Currency Future	03/17/2026	2,541,500	18,513
8	COMEX Copper Future(e)	03/30/2026	1,136,400	109,300

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
3	COMEX Gold 100 Troy Ounces Future(e)	02/26/2026	$ 1,302,330	$ 48,950
3	COMEX Silver Future(e)	03/30/2026	1,059,045	289,185
1	E-mini S&P Communication Services Select Sector	03/23/2026	155,000	1,575
11	Euro-BTP Italian Bond Futures	03/09/2026	1,553,078	(2,558)
6	ICE Gas Oil Future(e)	03/13/2026	369,450	(15,900)
26	Long Gilt Future	03/30/2026	3,202,378	9,537
4	NYBOT CSC C Coffee Future(e)	03/20/2026	523,125	(33,075)
39	NYBOT CSC Number 11 World Sugar Future(e)	05/01/2026	640,348	(31,495)
11	NYMEX Light Sweet Crude Oil Future(e)	05/20/2026	627,110	(15,250)
10	NYMEX NY Harbor ULSD Futures(e)	03/02/2026	883,429	(83,345)
7	NYMEX NY Harbor ULSD Futures(e)	06/01/2026	598,172	(29,867)
11	NYMEX Platinum Future(e)	04/29/2026	1,124,310	39,585
3	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	03/02/2026	219,429	(12,953)
24	Three Month SONIA Index Futures	03/16/2026	7,799,361	920
24	Three Month SONIA Index Futures	06/15/2026	7,812,302	25,738
23	Three Month SONIA Index Futures	09/15/2026	7,492,215	8,547
24	Three Month SONIA Index Futures	12/15/2026	7,818,773	23,061
24	Three Month SONIA Index Futures	03/16/2027	7,816,346	18,721
23	Three Month SONIA Index Futures	06/15/2027	7,487,177	16,556
23	Three Month SONIA Index Futures	09/15/2027	7,483,689	2,988
31	Three-Month SOFR Futures	03/16/2026	7,477,588	1,438
31	Three-Month SOFR Futures	06/15/2026	7,493,475	15,900
31	Three-Month SOFR Futures	12/15/2026	7,508,975	29,913
31	Three-Month SOFR Futures	03/16/2027	7,508,588	(1,112)
30	Three-Month SOFR Futures	06/15/2027	7,264,125	237
18	Ultra 10-Year US Treasury Note Futures	03/23/2026	2,070,281	(22,532)
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 754,646

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
41	CBOT Corn Future(e)	03/16/2026	$ 902,513	$ 7,887
15	CBOT Soybean Meal Future(e)	03/16/2026	449,100	7,150
1	CBOT Soybean Oil Future(e)	03/16/2026	29,136	–
34	CBOT Wheat Future(e)	03/16/2026	861,900	57,213
25	CBOT Wheat Future(e)	05/15/2026	648,125	(1,562)
31	CME Japanese Yen Currency Future	03/17/2026	2,487,169	14,527
44	CME New Zealand Dollar Currency Future	03/17/2026	2,537,920	25,480
4	COMEX Copper Future(e)	07/30/2026	579,100	(30,875)
7	Eurex 10 Year Euro BUND Future	03/09/2026	1,049,095	6,731
33	Eurex 2 Year Euro SCHATZ Future	03/09/2026	4,140,120	3,798
15	Eurex 5 Year Euro BOBL Future	03/09/2026	2,046,992	6,762
84	Euronext Milling Wheat Future(e)	03/11/2026	936,266	16,852
12	EUX Short term Euro-BTP Futures	03/09/2026	1,513,111	(59)
16	French Government Bond Futures	03/09/2026	2,266,729	(1,226)
15	ICE Brent Crude Oil Future(e)	02/02/2026	912,750	45,010
30	ICE Natural Gas Future(e)	02/27/2026	865,399	104,397

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
27	KFE 10 Year Treasury Bond Future(f)	03/18/2026	$ 2,112,394	$ (10,520)
78	KFE 3 Year Treasury Bond Future(f)	03/18/2026	5,698,236	(20,327)
18	Montreal Exchange 10 Year Canadian Bond Future	03/23/2026	1,585,624	553
55	Montreal Exchange 2 Year Canadian Bond Future	03/23/2026	4,231,679	(169)
10	NYBOT CSC Cocoa Future(e)	03/17/2026	606,500	8,760
32	NYBOT CSC Number 11 World Sugar Future(e)	03/02/2026	537,958	37,655
17	NYBOT CTN Number 2 Cotton Future(e)	03/10/2026	546,295	18,880
25	NYMEX Henry Hub Natural Gas Futures(e)	02/26/2026	782,500	170,140
18	NYMEX Henry Hub Natural Gas Futures(e)	05/28/2026	617,580	22,680
16	NYMEX Light Sweet Crude Oil Future(e)	02/23/2026	915,520	20,740
8	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	06/01/2026	657,922	25,187
28	SFE 10 Year Australian Bond Future	03/17/2026	2,045,475	2,186
81	SFE 3 Year Australian Bond Future	03/17/2026	5,674,678	2,151
5	TSE Japanese 10 Year Bond Futures	03/16/2026	4,226,867	37,235
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 577,236

	TOTAL FUTURES CONTRACTS			$ 1,331,882

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Apreciation/ (Depreciation)

SOC	Markit CDX North America High Yield Index	Sell	5.00%	316.50%	Quarterly	12/20/2030	$535,000	$ 44,845	$42,805	$2,040
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	50.01%	Quarterly	12/20/2030	535,000	13,326	12,876	450
SOC	Markit iTraxx Europe Index(f)	Sell	1.00%	50.54%	Quarterly	12/20/2030	505,500	13,771	12,464	1,307
SOC	Markit iTraxx Europe Crossover Index(f)	Sell	5.00%	243.61%	Quarterly	12/20/2030	505,500	65,993	60,407	5,586
		Net Unrealized Appreciation on Swap Contracts							$128,552	$9,383

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund.
(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of December 31, 2025.